                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               -------------

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: McDonald Investments Inc.
Address: 800 Superior Avenue
         Cleveland, Ohio 44122


Form 13F File Number: 28-04569
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Ken Fox
Title: VP Compliance Officer
Phone: 216 443-2300

Signature, Place, and Date of Signing:

    Ken Fox               Cleveland, Ohio          7/30/99
------------------     ---------------------     -----------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-04569                 McDonald Investments, Inc.
       -----------           -------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                         ----------------
Form 13F Information Table Entry Total:    177
                                         ----------------
Form 13F Information Table Value Total:  $213,466,598
                                         ----------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-04569                        Ken Fox
                      ---------------            -----------------
     [Repeat as necessary.]

MCD13F                          SEC 13F REPORT             REPORT DATE: 07/01/99
                            MCDONALD INVESTMENTS INC              PAGE:     0001

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
001957109    A T & T CORP                                      14,922.00               832,841.58
001957208    AT&T CORP LIBERTY MEDIA CORP                       7,526.00               276,580.50
00255P106    ABACUS MINERALS CORP                              20,000.00                 2,040.00
00279K208    ABBEY NATIONAL PLC 7.25%                          16,725.00               393,037.50
00949P108    AIRTRAN HOLDINGS INC                              12,500.00                71,875.00
02146C104    ALTERRA HEALTHCARE CORPORATION                    81,000.00             1,113,750.00
02364J104    AMERICA ONLINE INC DEL                             4,960.00               545,600.00
024456105    AMERICAN BANKERS                                  13,600.00               740,356.80
025816109    AMERICAN EXPRESS CO                                2,000.00               260,250.00
02583Y205    AMERICAN EXPRESS CO. 7.00%                        10,900.00               267,050.00
026874107    AMERICAN INTERNATIONAL                            11,250.00             1,319,062.50
030954101    AMERITECH CORPORATION                              4,000.00               294,000.00
039917109    ARCHITEL SYSTEMS CORPORATION                      15,000.00               142,500.00
055622104    BP AMOCO PLC                                       5,250.00               569,625.00
064057102    BANK OF NEW YORK COMPANY INC                       6,800.00               249,478.40
06423A103    BANK ONE CORPORATION                              45,286.00             2,697,370.01
06605R106    BANKBOSTON CORPORATION                             4,000.00               204,500.00
06652B103    BANK UNITED FINANCIAL CORP                       113,600.00             1,093,400.00
079860102    BELLSOUTH CORP                                   135,756.00             6,261,745.49
090324104    BINDLEY WESTERN INDUSTRIES INC                    33,891.00               781,628.12
096231105    BLUEGREEN CORPORATION                            100,000.00               543,800.00
10553F106    BRASS EAGLE INC                                   22,738.00               423,381.56
109473108    BRIGHTPOINT INC                                   25,000.00               151,575.00
110122108    BRISTOL MYERS SQUIBB CO                            3,800.00               267,664.40

124927104    CFSB BANCORP                                      46,356.00             1,141,516.50
125609990    CJF HOLDINGS INC                                  93,284.00                      .00
12686C109    CABLEVISION SYSTEMS CORP                           4,000.00               280,000.00
132618109    CAMCO FINANCIAL CORP                              22,587.00               297,877.35
137587101    CANISCO RESOURCES                                 16,000.00                50,000.00
150925105    CELLSTAR CORP                                     20,000.00               157,500.00
156490104    CENTURY BUSINESS SERVICES INC                     10,955.00               135,568.12
15745J205    CHAI NA TA NEW                                    24,149.00                15,093.12
160903100    CHARTER ONE FINANCIAL INC                         31,907.00               889,740.89
161133103    CHARMING SHOPPES INC                              30,000.00               182,820.00
171605207    CHYRON CORP NEW                                   12,000.00                20,256.00
171870108    CINCINNATI BELL INC                               16,200.00               403,995.60
172062101    CINCINNATI FINANCIAL CORP                         25,223.00               946,807.50
172474108    CINERGY CORP                                      11,046.00               353,472.00
17275R102    CISCO SYSTEMS INC                                 16,200.00             1,043,895.60
184502102    CLEAR CHANNEL COMMUNICATIONS                      10,000.00               689,380.00
186202107    CLEVELAND INDIANS BASEBALL                       497,257.00             7,956,112.00
192422103    COGNEX CORPORATION                                 7,164.00               225,666.00
20338K106    COMMUNICATIONS INTELLIGENCE                       20,000.00                28,760.00
207374992    CONLEY CANITANO & ASSOCIATES                      27,010.00                      .00
208464107    CONSECO INC                                       45,330.00             1,379,754.54
21247M993    CONVERGENT CAPITAL MANAGEMENT                    300,000.00                      .00
212485106    CONVERGYS CORPORATION                             16,200.00               313,875.00
216831107    COOPER TIRE AND RUBBER CO                         11,000.00               259,875.00
247025109    DELL COMPUTER CORPORATION                          7,400.00               273,800.00
258715101    DOUGHTIES FOODS INC                               14,785.00               195,901.25
264411505    DUKE REALTY INVESTMENT INC                        14,400.00               324,907.20

MCD13F                       SEC 13F REPORT                REPORT DATE: 07/01/99

                         MCDONALD INVESTMENTS INC                 PAGE:     0002

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
269145108    ESSEF CORPORATION                                 13,677.00               276,959.25
269153102    E SPIRE COMMUNICATIONS                            27,000.00               285,201.00
269803102    EAGLE PICHER INDUSTRIES INC                       20,071.00                      .00
277461109    EASTMAN KODAK CO                                   3,400.00               230,350.00
278762109    ECHOSTAR COMMUNICATIONS                            4,000.00               613,752.00
284470101    ELDER-BEERMAN STORES CORP NEW                     14,594.00                98,509.50
290927102    EMERALD FINANCIAL CORP                            43,200.00               850,521.60
291525103    EMMIS COMMUNICATIONS CORP                          9,000.00               444,375.00
291575207    EMONS TRANSPORTATION GROUP INC                    12,528.00                32,886.00
29274A105    ENERGY WEST INC                                   10,600.00                91,425.00
299211102    EVANS SYSTEMS INC                                140,300.00               534,543.00
30049R100    EVOLVING SYSTEMS INCORPORATED                     70,300.00               336,104.30
302290101    EXXON CORP                                         4,000.00               308,500.00
304231301    FAIRFIELD COMMUNITY INC                           63,000.00             1,015,875.00
30887A102    THE FARMERS BANCORP                                5,300.00               247,775.00
313400301    FEDERAL HOME LOAN MORTGAGE                         8,400.00               487,200.00
313586109    FEDERAL NATIONAL MORTGAGE                          3,000.00               204,750.00
31614P107    FIDELITY FINANCIAL OF                             54,574.00               654,888.00
316773100    FIFTH THIRD BANCORP OHIO                         141,892.00             9,444,757.16
31787P108    FINISHMASTER INC                                  14,000.00                84,882.00
317922300    FINET.COM INC                                     15,000.00                83,445.00
317923100    FINISH LINE CLASS A                               20,000.00               225,000.00
318900107    FIRST AMERICAN CORP                               10,000.00               415,630.00
31946M103    FIRST CITIZENS                                     5,550.00               448,162.50
320218100    FIRST FINANCIAL CORP                               7,875.00               297,777.37

320545999    FIRST INTERNET BANK OF INDIANA                    30,000.00               300,000.00
32054R108    FIRST INDIANA CORP                               167,177.00             3,573,408.35
33763V109    FIRSTAR CORP WISCONSIN NEW                        10,000.00               280,000.00
337915102    FIRSTMERIT CORP                                   75,539.00             2,119,850.94
337930101    FLAGSTAR BANCORP                                   9,770.00               245,471.25
337932107    FIRST ENERGY CORP                                535,200.00            16,591,200.00
364760108    GAP INC                                            4,050.00               204,018.75
369604103    GENERAL ELECTRIC CO                               11,000.00             1,243,000.00
374827103    GIBSON GREETINGS INC                              31,362.00               198,835.08
37929C103    GLIATECH INC                                      10,810.00               275,655.00
379317100    GLOBAL CONNECTIONS INC                            20,000.00                77,500.00
396900102    GREENWELL RESOURCES CORP                          20,000.00                      .00
397624206    GREIF BROTHERS CORP CLASS B                        6,835.00               200,778.12
410783104    HANOVER DIRECT INC                                11,540.00                33,177.50
412822108    HARLEY-DAVIDSON INC                                6,000.00               326,250.00
420200107    HAWKINS CHEMICAL                                  10,500.00                85,312.50
446150104    HUNTINGTON BANCSHARES INC                         10,084.00               352,940.00
449246107    ICG COMMUNICATIONS INC                            60,200.00             1,286,775.00
452906100    IMATRON INC                                       17,500.00                25,165.00
455882100    INDUSTRIAL BANCORP INC                            13,000.00               263,250.00
457662104    INSITUFORM EAST INC                               33,684.00                42,105.00
458140100    INTEL CORP                                         7,600.00               452,200.00
458729209    INTERLEAF INC                                     88,000.00               517,000.00
459200101    INTERNATIONAL BUSINESS                             2,400.00               310,200.00
460993207    INTL TECHNEGROUP INCORPORATED                     10,780.00                40,000.26
478160104    JOHNSON & JOHNSON                                  4,000.00               392,000.00

MCD13F                        SEC 13F REPORT               REPORT DATE: 07/01/99
                        MCDONALD INVESTMENTS INC                  PAGE:     0003

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
493267108    KEYCORP NEW                                       50,097.00             1,609,366.12
505893107    LAFAYETTE BANCORPORATION                          75,918.00             2,998,761.00
532457108    LILLY ELI & CO                                    46,095.00             3,301,554.37
532879103    LINCOLN BANCORP IND                              155,200.00             1,920,600.00
536619109    LITCHFIELD FINANCIAL CORP                         27,275.00               461,983.95
549463107    LUCENT TECHNOLOGIES INC                            7,650.00               515,900.70
55268B106    MCI WORLDCOM INC                                   7,335.00               631,272.10
568459101    MARINER POST ACCUTE NETWORK                      101,805.00                57,316.21
571783208    MARSH SUPERMARKETS INC                            31,871.00               374,484.25
585055106    MEDTRONIC INC                                    152,267.00            11,857,792.62
589331107    MERCK & COMPANY INC                                8,000.00               589,000.00
59064R109    MESA LABORATORIES INC                             11,000.00                55,000.00
591097100    METAL MANAGEMENT INC                              37,709.00                      .00
594918104    MICROSOFT CORP                                     8,220.00               741,345.36
600544100    MILLER HERMAN INC                                 47,113.00               989,373.00
607059102    MOBIL CORP                                         6,029.00               595,363.75
628778102    NBT BANCORP INC                                   11,608.00               237,964.00
635405103    NATIONAL CITY CORP                                20,519.00             1,343,994.50
652495102    NEWSOUTH BANCORP, INC                             20,815.00               369,466.25
652914102    NIAGARA BANCORP INCORPORATED                      41,800.00               444,125.00
65473P105    NISOURCE INC                                      93,814.00             2,421,620.78
654902204    NOKIA CORP ADR                                     2,400.00               219,751.20
677240103    OHIO CASUALTY CORP                                 6,120.00               220,320.00
679833103    OLD KENT FINANCIAL CORP                           85,296.00             3,571,769.98
680033107    OLD NATIONAL BANCORP                              28,711.00               863,138.79
682419106    ONE VALLEY BANCORP OF                             11,250.00               421,875.00

693475105    PNC BANK CORP                                     39,500.00             2,276,187.50
710313107    PEOPLES BANK CORPORATION OF                       21,300.00               846,675.00
713448108    PEPSICO INC                                        8,900.00               383,812.50
71376K102    PERFORMANCE TECHNOLOGY INC                        23,100.00               464,887.50
716768106    PETSMART INC                                      10,500.00               107,625.00
717081103    PFIZER INC                                        17,250.00               626,520.00
719153108    PHOENIX TECHNOLOGIES LTD                          20,000.00               357,500.00
74264T201    PRIORITY HEALTHCARE CLASS A                       12,561.00               459,267.83
742718109    PROCTER & GAMBLE CO                               16,156.00             1,441,923.00
743315103    PROGRESSIVE CORP OHIO                              3,400.00               493,000.00
743866105    PROVIDENT FINANCIAL GROUP INC                     25,575.00             1,118,906.25
747525103    QUALCOMM INC                                       3,000.00               430,500.00
74756P105    QUALITY DINING INC                                14,200.00                39,050.00
75281A109    RANGE RESOURCES CORP                              45,000.00               275,625.00
760174102    RENTRAK CORPORATION                               42,000.00               210,000.00
78462F103    STANDARD & POORS DEPOSITORY                        4,000.00               548,000.00
792848103    ST PAUL BANCORP INC                               17,573.00               448,111.50
80218K105    SANTA FE SNYDER CORPORATION                       12,000.00                96,000.00
803111103    SARA LEE CORP                                    163,155.00             3,701,660.64
806605101    SCHERING PLOUGH CORPORATION                       13,046.00               684,915.00
813767100    SECURITY BANC CORP                                15,073.00               516,250.25
815677109    SEDONA CORPORATION  PA                            20,000.00                33,760.00
817268105    SENTEX SENSING TECHNOLOGY INC                     24,141.00                   313.83
828806109    SIMON PROPERTY GROUP INC                          44,150.00             1,120,306.25
842400780    SOUTHERN CALIFORNIA ED 6.45%                       4,000.00               416,000.00

MCD13F                        SEC 13F REPORT               REPORT DATE: 07/01/99
                          MCDONALD INVESTMENTS INC                PAGE:     0004

  CUSIP                 SECURITY                               SHARES                MKT VALUE

---------    ------------------------------------------  ---------------  -----------------------
855156105    STAR MULTI CARE SERVICE INC                       30,893.00                30,893.00
855244109    STARBUCKS CORPORATION                             16,000.00               601,008.00
858119100    STEEL DYNAMICS INC                                16,000.00               247,504.00
86787D109    SUNTERRA CORP                                     50,000.00               696,900.00
879433100    TELEPHONE & DATA SYSTEMS INC                     180,650.00            13,210,031.24
879700102    TELXON CORP                                       12,500.00                99,225.00
885218107    THORNBURG MORTGAGE ASSET                          13,000.00               130,000.00
887315109    TIME WARNER INC                                   52,823.00             3,836,270.37
89151P104    2THEMART.COM                                      12,000.00               163,500.00
896106101    TRICO MARINE SERVICES INC                         18,000.00               118,134.00
902956309    U S FRANCHISE SYSTEMS INC NEW                      9,500.00               220,286.00
90331S109    US LEC CORPORATION CLASS A                        66,600.00             1,498,500.00
904832102    UNION ACCEPTANCE CORP A                           13,100.00                91,700.00
923351100    VERAMARK TECHNOLOGIES INC                        202,500.00             1,569,375.00
925464109    VESTAUR SECURITIES INC                            26,000.00               342,888.00
925524100    VIACOM INC CLASS A COMMON                         30,200.00             1,332,575.00
928467307    VITAFORT INTERNATIONAL CORP                       60,000.00                21,300.00
929566107    WABASH NATIONAL CORP                              15,000.00               290,625.00
934488107    WARNER LAMBERT CO                                  3,000.00               207,375.00
944027101    WAVO CORPORATION                                  14,250.00                90,843.75
976446104    WINTON FINANCIAL CORPORATION                      32,000.00               408,000.00
984121103    XEROX CORP                                         3,600.00               212,626.80
G24836101    ARRIVA PLC ORD                                    21,500.00               126,076.00
Q8846V104    TAP OIL NL FOREIGN AUD                            20,000.00                      .00